Income taxes (Details) - Schedule of reconciliation between the U.S. statutory federal income tax rate	12 Months Ended
Dec. 31, 2021
Schedule of reconciliation between the U.S. statutory federal income tax rate [Abstract]
Pretax Income	21.00%
State taxes, net of federal benefit	2.20%
Merger charges	(8.50%)
Other permanent items	(1.20%)
Derivative valuation	(2.70%)
Change in valuation allowance	(10.80%)
Effective income tax rate	0.00%